Pension and other postretirement benefits	12 Months Ended
Dec. 31, 2012
Pension and other postretirement benefits
Pension and other postretirement benefits

13                                  Pension and other postretirement benefits

Pursuant to the relevant PRC regulations, the Group is required to make contributions for each employee at a rate of approximately 20% on a standard salary base as determined by the local Social Security Bureau to a defined contribution retirement scheme organized by the local Social Security Bureau in respect of the retirement benefits for the Group’s employees in the PRC. Contributions of RMB15,644, RMB22,665 and RMB24,163 (US$3,878) for the years ended December 31, 2010, 2011 and 2012, respectively, were charged to expense. The Group has no other obligation to make payments in respect of retirement benefits of the employees.